Income Tax (Details Narrative) - Successor [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
U.S. federal net operating loss carryover	$ 7,494
State net operating loss carryover	4,424
Income tax beneifts/(provision)	637
CANADA
Net operating loss carryover	$ 11,353